Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues
Healthcare services revenues	$ 2	$ 7	$ 10	$ 10
License & Management services revenues	61	104	140	224
Total revenues	63	111	150	234
Operating expenses
Cost of healthcare services	145	51	267	75
General and administrative	2,910	3,141	5,953	6,673
Impairment losses				38
Depreciation and amortization	89	246	181	501
Total operating expenses	3,144	3,438	6,401	7,287
Loss from operations	(3,081)	(3,327)	(6,251)	(7,053)
Interest and other income	1	85	4	128
Interest expense	(1)	(134)	(699)	(271)
Gain on the sale of marketable securities		664		696
Loss on debt extinguishment			(41)
Change in fair value of warrant liability	6,040	237	8,001	894
Gain (Loss) from operations before provision for income taxes	2,959	(2,475)	1,014	(5,606)
Provision for income taxes	2	2	9	20
Net income (loss)	$ 2,957	$ (2,477)	$ 1,005	$ (5,626)
Basic and diluted net income (loss) per share:
Basic net income (loss) per share (in Dollars per share)	$ 0.14	$ (1.40)	$ 0.07	$ (3.29)
Basic weighted number of shares outstanding (in Shares)	20,861	1,773	15,391	1,710
Diluted net income (loss) per share (in Dollars per share)	$ 0.13	$ (1.40)	$ 0.06	$ (3.29)
Diluted weighted number of shares outstanding (in Shares)	22,397	1,773	18,020	1,710